SEGMENT INFORMATION - Geographic information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Operating Segments
Profit (loss)	$ (5,463,872)	$ (8,403,826)	$ (8,458,965)
Assets	6,165,981	12,108,297
Liabilities	(1,454,103)	(1,529,253)
Business segments
Operating Segments
Sales	189,254	518,506	824,586
Other	441,476	344,112	792,585
Totals	630,730	862,618	1,617,171
Profit (loss)	(5,463,872)	(8,403,826)	(8,458,965)
Assets	6,165,981	12,108,297	13,289,686
Liabilities	(1,454,103)	(1,529,253)	(1,406,497)
Amortization\depreciation	(303,749)	(371,611)	(390,074)
Purchases of equipment	2,385	234,799	395,054
Business segments | Australia
Operating Segments
Sales		18,215	220
Other	441,476	344,112	792,585
Totals	441,476	362,327	792,805
Profit (loss)	(3,504,098)	(7,000,994)	(4,241,451)
Assets	6,004,286	11,473,094	12,553,539
Liabilities	(1,353,718)	(1,291,529)	(1,199,257)
Amortization\depreciation	(295,150)	(362,677)	(379,944)
Purchases of equipment	2,385	223,096	382,893
Business segments | USA
Operating Segments
Sales	189,254	500,291	824,366
Totals	189,254	500,291	824,366
Profit (loss)	(1,959,774)	(1,371,001)	(4,197,368)
Assets	161,695	632,419	733,168
Liabilities	(100,385)	(233,301)	(202,200)
Amortization\depreciation	$ (8,599)	(8,934)	(10,130)
Purchases of equipment		11,703	12,161
Business segments | Other
Operating Segments
Profit (loss)		(31,831)	(20,146)
Assets		2,784	2,979
Liabilities		$ (4,423)	$ (5,040)